WARRANT LIABILITIES - Fair value of the warrant liability assumptions (Details)	Mar. 22, 2021 $ / shares	Jan. 07, 2021 yr	Dec. 31, 2020 yr	Nov. 13, 2020 yr $ / shares	Nov. 03, 2020 yr $ / shares	Dec. 31, 2019 CNY (¥) yr $ / shares	Sep. 25, 2019 $ / shares	Sep. 23, 2016 $ / shares
Series C Redeemable Convertible Preferred Shares
Class of Warrant or Right [Line Items]
Exercise price per share	$ 0.9404
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited
Class of Warrant or Right [Line Items]
Exercise price per share								$ 0.945
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited | Risk-free rate of return
Class of Warrant or Right [Line Items]
Warrant measurement input	0.38		0.23			1.69
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited | Volatility
Class of Warrant or Right [Line Items]
Warrant measurement input	54		53			42
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited | Expected dividend yield
Class of Warrant or Right [Line Items]
Warrant measurement input	0		0			0
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited | Fair value of underlying Redeemable Convertible Preferred Shares
Class of Warrant or Right [Line Items]
Warrant measurement input	9.91		3.12			1.30
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited | Expected term
Class of Warrant or Right [Line Items]
Warrant measurement input	2.5		2.7			3.7
Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds
Class of Warrant or Right [Line Items]
Exercise price per share							$ 2.45
Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds | Risk-free rate of return
Class of Warrant or Right [Line Items]
Warrant measurement input					0.22	0.35
Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds | Volatility
Class of Warrant or Right [Line Items]
Warrant measurement input					50	53.0
Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds | Expected dividend yield
Class of Warrant or Right [Line Items]
Warrant measurement input					0	0.0
Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds | Fair value of underlying Redeemable Convertible Preferred Shares
Class of Warrant or Right [Line Items]
Exercise price per share					$ 2.62	$ 1.30
Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds | Expected term
Class of Warrant or Right [Line Items]
Warrant measurement input | yr					0.5	1.2
Series F Redeemable Convertible Preferred Shares
Class of Warrant or Right [Line Items]
Exercise price per share				$ 2.8814
Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited
Class of Warrant or Right [Line Items]
Warrant measurement input | yr		0.36	0.36	0.5
Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited | Risk-free rate of return
Class of Warrant or Right [Line Items]
Warrant measurement input		0.19	0.19	0.22
Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited | Volatility
Class of Warrant or Right [Line Items]
Warrant measurement input		50	50	50
Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited | Expected dividend yield
Class of Warrant or Right [Line Items]
Warrant measurement input		0	0	0
Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited | Fair value of underlying Redeemable Convertible Preferred Shares
Class of Warrant or Right [Line Items]
Warrant measurement input		3.12	3.12	2.62